Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC

NOV 04 2013

Washington, DC 20549

NYSE EURONEXT

[redacted]

13003635

November 4, 2013

001-36168

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CORRESP

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ARC LOGISTICS PARTNERS LP Common units representing limited partner interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 1, 2013. Listing date – November 6, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com